OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current other receivables
Prepaid expenses	$ 5,105	$ 2,332
Guarantee deposits	1,915	2,071
Tax credits	849	4,184
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	228	226
Receivables from sale of customer relationship	19	43
Financial DFI (Note 22)		3
Other	1,099	2,041
Allowance for doubtful accounts	(369)	(503)
Total Current other receivables	8,846	10,397
Non-current other receivables
Prepaid expenses	1,671	251
Receivables from sale of customer relationship	21	62
Tax credits	2	1,297
Other	391	804
Total Non-current other receivables	2,085	2,414
Total other receivables, net	$ 10,931	$ 12,811